Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000005541 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000005541 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000005541 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005541 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005541 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000005541 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000005541 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000005541 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000005541 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000005541 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005541 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005541 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000005541 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005541 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193180 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000193180 | District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000193180 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193180 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193180 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000193180 | Ground Transportation Revenue
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000193180 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000193180 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000193180 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000193180 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000193180 | General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193180 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193180 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193180 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	5.40%